Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combinations	Acquisitions and Disposition
Acquisitions
Explain Everything, Inc.
On November 17, 2022, pursuant to an Asset Purchase Agreement entered into on that date, the Company acquired substantially all the assets and assumed certain liabilities (the "Acquisition") of Explain Everything, Inc., Explain Everything Sales, Inc., EE Discover, Inc., and Explain Everything SP. ZO.O (collectively, “Explain Everything” or the “Seller”) in exchange for total consideration of $8,065, consisting of: (i) $6,000 in cash paid at the closing of the Acquisition, (ii) an Earn-Out Payment valued at $377, (iii) Deferred Payments valued at $1,939, and (iv) reduced for working capital adjustments totaling approximately $251. Explain Everything is a leading whiteboard platform designed to help teachers and students create and complete engaging lessons and assignments, video capture, and collaborate. During the year ended December 31, 2023, the Company paid $400 in full satisfaction of the Earn-Out Payment and $1,000 of the Deferred Payments, as well as a payment of $716 for final working capital adjustments. During the year ended December 31, 2024, the Company paid the final installment of Deferred Payments of $1,150.
The Acquisition was accounted for as a business combination in accordance with ASC 805. The Company determined the fair values of the assets acquired and liabilities assumed in the Acquisition. The fair values of the assets acquired and liabilities assumed, as well as the pro-forma results of operations for this acquisition, have not been presented because they are not material to the consolidated financial statements.
Gravitas Education Holdings, Inc. (“GEHI”)
As discussed above, on December 13, 2023, NetDragon and GEHI completed the Merger that resulted in (i) GEHI divesting its business in China, (ii) NetDragon transferring its education businesses outside of China to eLMTree, (iii) eLMTree becoming a wholly owned subsidiary of GEHI, and (iv) GEHI changing its name to “Mynd.ai, Inc.” The Merger was accounted for as a business combination in accordance with ASC 805. While GEHI is the legal acquirer of eLMTree, the transaction was treated as a reverse acquisition, and consequently, eLMTree was identified as the acquirer for accounting purposes. The purchase consideration was measured at the fair value of GEHI shares issued and outstanding at the close of the merger. The difference between the fair value of the GEHI shares issued less the fair value of GEHI’s identifiable assets acquired (net of liabilities assumed) and non-controlling interest, is accounted for as goodwill. The identifiable net assets acquired of GEHI were valued at their respective fair values at the acquisition date.
For accounting purposes, the Merger resulted in eLMTree acquiring an 85% equity interest in GEH Singapore, a company incorporated in Singapore that, through various of its subsidiaries, provides early childhood education services, meeting the needs of children from infancy to six years old through structured courses at kindergarten and student care centers, as well as through franchise relationships with third-party kindergarten services. The Merger was intended to provide the eLMTree segment with a pathway to greater autonomy and future financing opportunities as a public company, while providing the GEH Singapore segment with significant new sources of funding to potentially refurbish its existing facilities and expand its footprint in both Singapore and to other countries in the region. The result of this acquisition has been included in the Company’s consolidated financial statements as of and from the date of acquisition. The associated goodwill has been assigned equally to the Company’s GEH Singapore and eLMTree reporting units, as both reporting units benefited from the business combination.
The Company finalized its purchase price allocation in the second half of 2024. The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were as follows:

	As per the 2023 Form 20-F	Measurement period adjustments	As adjusted
Cash and cash equivalents	$16,138	$—	$16,138
Accounts receivable, net	1,464	—	1,464
Prepaid expenses and other current assets	902	1,228	2,130
Current tax assets	282	—	282
Amounts due from related parties	46	—	46
Inventories	141	—	141
Operating lease right-of-use assets	5,398	(538)	4,860
Property and equipment, net	4,773	—	4,773
Other non-current assets	2,226	—	2,226
Intangible assets	7,750	—	7,750
Total Assets	39,120	690	39,810

Accrued expenses and other current liabilities	(5,496)	(108)	(5,604)
Operating lease liabilities - current	(2,903)	—	(2,903)
Operating lease liabilities - non-current	(2,603)	646	(1,957)
Contract liabilities - current	(1,730)	—	(1,730)
Income tax payable	(382)	—	(382)
Other non-current liabilities	(3,977)	—	(3,977)
Deferred tax liability	(1,317)	—	(1,317)
Total Liabilities	(18,408)	538	(17,870)

Total identifiable net assets at fair value	20,712	1,228	21,940
Goodwill	3,991	(1,228)	2,763
Non-controlling interest	(1,855)	—	(1,855)

Purchase consideration transferred	$22,848	$—	$22,848

The purchase price allocations reflect various fair value estimates and analyses relating to the determination of fair value of certain tangible and intangible assets acquired, non-controlling interest, and residual goodwill. The Company determined the estimated fair value of the identifiable intangible assets and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data, and management’s estimates, with the assistance of an independent valuation firm. The estimated fair value of acquired working capital was determined to approximate carrying value. The goodwill arising from the transaction consists of expected synergies from combining operations of the two companies. None of the goodwill is deductible for tax purposes.
Intangible assets acquired comprise of the following:

	Purchase price allocation	Useful lives (in years)
Student base (Childcare)	$4,000	4
Franchise relationships	1,700	10
Brands	1,600	10
Content	450	5
Total intangible assets acquired	$7,750

Disposition
As previously described in Note 2, on October 2, 2024, the Company completed the disposition of GEH Singapore. At closing, the Company received $20,000 in gross cash proceeds. The following table details the net assets that were transferred as a part of this disposition.

Cash and cash equivalents	$5,546
Accounts receivable, net	515
Prepaid expenses and other current assets	741
Amounts due from related parties	747
Inventories	158
Operating lease right-of-use assets	7,050
Property and equipment, net	4,751
Other non-current assets	2,215
Intangible assets	7,002
Goodwill	1,447
Total Assets	30,172

Due to related parties	(3)
Accounts payable	(328)
Accrued expenses and other current liabilities	(3,611)
Operating lease liabilities - current	(3,607)
Operating lease liabilities - non-current	(3,480)
Contract liabilities - current	(645)
Other non-current liabilities	(3,960)
Deferred tax liability	(1,271)
Total Liabilities	(16,905)

Net assets sold	$13,267

The Company recognized a gain of $9,255 on the disposition, which was included in Income (loss) from discontinued operations, net of tax in the consolidated statements of operations.
The following table summarizes the computation of the gain realized from the disposition:

Cash received	$20,000
Net assets sold	(13,267)
Non-controlling interest	1,956
Other comprehensive income reclassified to current year operations	566
Gain on disposition	$9,255